PEAR TREE FUNDS

Supplement
to
Prospectus and Summary Prospectus
Dated August 1, 2014

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

Ordinary Shares (Ticker Symbol: QFFOX)
Institutional Shares (Ticker Symbol: QEMAX)

May 1, 2015

The information in the Prospectus (the “Prospectus”) of Pear Tree Funds, and the Summary Prospectus (the “Summary Prospectus”) relating to Pear Tree PanAgora Dynamic Emerging Markets Fund (“Emerging Markets Fund”), each dated August 1, 2014 and as may be supplemented, is hereby amended as follows as of the date of this supplement:

1. The Prospectus section “Summary Information About Pear Tree Funds-Pear Tree Dynamic Emerging Markets Fund-Principal Investment Strategies” and the Summary Prospectus section “Principal Investment Strategies” are revised as follows:

Principal Investment Strategies

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI, Inc. from a country included in the MSCI Emerging Markets Index (“MSCI EM”).  Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe.  Emerging Markets Fund may invest more than 25 percent of its assets in a particular region, but may not invest more than a percentage of its assets in a single country equal to 10 percent plus the percentage of the country weight for that country in the MSCI EM. Emerging Markets Fund may invest in companies of any capitalization.

To manage Emerging Markets Fund’s assets, the fund allocates its assets between two proprietary strategies: an alpha modeling strategy and a risk-parity strategy.  The alpha modeling strategy integrates a variety of measures including firm-specific, sector-specific and region-specific factors using a quantitative framework to build custom-tailored alpha models for a universe of emerging markets securities.  The risk-parity strategy deploys a proprietary portfolio construction process in an attempt to balance risk across the countries, sectors and issuers represented in the MSCI EM.  The sub-adviser seeks to identify the contribution to a portfolio’s risk from exposures to various countries, sectors, and issuers then attempts to balance risk across these dimensions to improve diversification, rather than rely on the securities’ market weights reflected in the MSCI EM.  The Emerging Markets Fund currently invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund to achieve its risk-parity exposure.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Emerging Markets Fund also may lend its securities. Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Emerging Markets Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

2. The Prospectus section “Summary Information About Pear Tree Funds-Pear Tree Dynamic Emerging Markets Fund-Principal Investment Risks-Foreign Investing” and the Summary Prospectus section “Principal Investment Risks-Foreign Investing” is revised as follows:

Foreign Investing.  Emerging Market Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relating to the U.S. dollar.  These risks are especially acute for emerging markets securities.  Emerging Markets Fund from time to time also may have assets concentrated in a specific geographic region and/or depending on the country weights of the MSCI EM, an individual country, thus exposing Emerging Markets Fund to the specific risks of that region or country.

3. Prospectus section “Additional Information About Investment Objectives, Strategies and Risks-Pear Tree Dynamic Emerging Markets Fund-Principal Investment Strategies” is revised as follows:

Principal Investment Strategies

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI, Inc. from a country included in the MSCI Emerging Markets Index (“MSCI EM”).

Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe.  Emerging Markets Fund may invest more than 25 percent of its assets in a particular region, but may not invest more than a percentage of its assets in a single country equal to 10 percent plus the percentage of the country weight for that country in the MSCI EM. Emerging Markets Fund may invest in companies of any capitalization.

To manage Emerging Markets Fund’s assets, the fund allocates its assets between two proprietary strategies: an alpha modeling strategy and a risk-parity strategy.  At any one time, the fund may allocate any or all of Emerging Markets Fund’s assets to a specific strategy.

Alpha Modeling Strategy.  The sub-adviser’s alpha modeling strategy uses an investment model that seeks to make more money than a passive strategy of investing in the market generally (which typically is represented by reference to a broad-based market index). The sub-adviser’s model is based on fundamental investment principles, and it is premised on the theory that no two stocks are alike and their behaviors change through time. As a result, the model has distinct dynamic and analytical components. The alpha modeling strategy integrates a variety of measures including firm-specific, sector-specific and region-specific factors using a quantitative framework to build custom-tailored alpha models for a universe of emerging markets securities.

Risk-Parity Strategy.  The sub-adviser’s risk-parity strategy uses an investment model that attempts to balance risk across the countries, sectors and issuers represented in the MSCI EM.  The risk-parity strategy deploys a proprietary portfolio construction process in an attempt to balance risk across the countries, sectors and issuers represented in the MSCI EM.  The sub-adviser seeks to identify the contribution to a portfolio’s risk from exposures to various countries, sectors, and issuers then attempts to balance risk across these dimensions to improve diversification, rather than rely on the securities’ market weights reflected in the MSCI EM.  The goal of the strategy is to limit Risk Parity Fund’s concentrated risk-exposures thus reducing “bubble risk,” that is, the risk that results when market momentum causes a particular group of stocks to become a disproportionate percentage of the fund’s overall risk.  Such a concentrated risk exposure increases the fund’s susceptibility to a significant drop in the value when the attribute to which the portfolio is unduly exposed experiences losses. The Emerging Markets Fund currently invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund to achieve its risk-parity exposure.

4. Prospectus section “Additional Information About Investment Objectives, Strategies and Risks-Pear Tree Dynamic Emerging Markets Fund-Principal Investment Risks-Foreign Securities, including Emerging Markets Securities” is revised as follows:

Foreign Securities, including Emerging Markets Securities. Financial information concerning foreign issuers may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which Emerging Markets Fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both. Emerging Markets Fund also may have a limited ability to protect its investment under foreign property and securities laws, and may have difficulty from time to time converting local currency into U.S. dollars. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in 43 exchange rates.  Emerging Markets Fund from time to time also may have assets concentrated in a specific geographic region and/or depending on the country weights of the MSCI EM, an individual country, thus exposing Emerging Markets Fund to the specific risks of that region or country.

For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries. The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of investment income and capital. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, Emerging Markets Fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

*     *     *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

[Rest of page intentionally left blank]